Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Total	Equity attributable to owners of the Parent	Share capital	Foreign currency translation reserve	Hedge reserve	Gains and losses from financial assets reserve	Actuarial gains and losses from defined benefit plans reserve	Accumulated other comprehensive income	Other miscellaneous reserves	Total reserves	Retained earnings	Non- controlling interests
Equity at beginning of the year at Dec. 31, 2020		$ 2,162,578	$ 2,123,085	$ 477,386	$ (11,569)	$ 4,491	$ 6,872	$ (8,680)	$ (8,886)	$ 16,318	$ 7,432	$ 1,638,267	$ 39,493
Changes in equity [abstract]
Net income		592,205	585,454									585,454	6,751
Other comprehensive income		(37,993)	(38,608)		3,656	(38,516)	(8,254)	4,506	(38,608)		(38,608)		615
Total comprehensive income		554,212	546,846		3,656	(38,516)	(8,254)	4,506	(38,608)		(38,608)	585,454	7,366
Sale of equity instruments irrevocably recognized in OCI							(9,764)		(9,764)		(9,764)	9,764
Dividends	[1]	(597,861)	(585,453)									(585,453)	(12,408)
Capital stock increase		1,100,257	1,100,257	1,100,257
Other (decrease) increases in equity		(3,215)	(3,215)							(3,215)	(3,215)
Total changes in equity		1,053,393	1,058,435	1,100,257	3,656	(38,516)	(18,018)	4,506	(48,372)	(3,215)	(51,587)	9,765	(5,042)
Equity at end of the year at Dec. 31, 2021		3,215,971	3,181,520	1,577,643	(7,913)	(34,025)	(11,146)	(4,174)	(57,258)	13,103	(44,155)	1,648,032	34,451
Changes in equity [abstract]
Net income		3,914,284	3,906,311									3,906,311	7,973
Other comprehensive income		14,291	14,470		(129)	19,450	173	(5,024)	14,470		14,470		(179)
Total comprehensive income		3,928,575	3,920,781		(129)	19,450	173	(5,024)	14,470		14,470	3,906,311	7,794
Dividends	[1]	(2,211,598)	(2,204,229)									(2,204,229)	(7,369)
Other (decrease) increases in equity		(947)	(1,440)							(1,440)	(1,440)		493
Total changes in equity		1,716,030	1,715,112		(129)	19,450	173	(5,024)	14,470	(1,440)	13,030	1,702,082	918
Equity at end of the year at Dec. 31, 2022		4,932,001	4,896,632	1,577,643	(8,042)	(14,575)	(10,973)	(9,198)	(42,788)	11,663	(31,125)	3,350,114	35,369
Changes in equity [abstract]
Net income		930,267	923,191									923,191	7,076
Other comprehensive income		145,828	145,777		3,121	13,645	133,267	(4,256)	145,777		145,777		51
Total comprehensive income		1,076,095	1,068,968		3,121	13,645	133,267	(4,256)	145,777		145,777	923,191	7,127
Dividends	[1]	(1,530,885)	(1,524,619)									(1,524,619)	(6,266)
Other (decrease) increases in equity		218	218							218	218
Total changes in equity		(454,572)	(455,433)		3,121	13,645	133,267	(4,256)	145,777	218	145,995	(601,428)	861
Equity at end of the year at Dec. 31, 2023		$ 4,477,429	$ 4,441,199	$ 1,577,643	$ (4,921)	$ (930)	$ 122,294	$ (13,454)	$ 102,989	$ 11,881	$ 114,870	$ 2,748,686	$ 36,230

[1]	See Note 19.7